Income Tax - Summary of Breakdown of Deferred Tax (Parenthetical) (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Breakdown of deferred tax [line Items]
Adjustment for inflation of the opening deferred liabilities of subsidiaries with the Peso as functional currency	$ (3,751)	$ (1,957)	$ (1,523)